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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ];   Amendment Number: _____

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: MD Sass Associates, Inc.
Address:  1185 Avenue of the Americas, 18th Floor, New York, NY  10036

Form 13F File Number: 28- 2770
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Christopher J. Dunn
Title: Senior Vice President
Phone: (212) 843-8956

Signature, Place, and Date of Signing:

/s/ Christopher J. Dunn, New York, New York, August 14, 2006
        [Signature]          [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] I3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 535,742
Form 13F Information Table Value Total: 21,153 (thousands)
List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

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
                                                     FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/    SH/   PUT/  INVSTMT   OTHER       VOTING AUTHORITY
         NAME OF ISSUER     TITLE OF CLASS      CUSIP    (X$1000)  PRN AMT    PRN    CALL  DSCRETN  MANAGERS  SOLE   SHARED    NONE
--------------------------  ----------------  ---------  --------  --------   ---    ----  -------  --------  -----  ------  -------
BJ SVCS CO                  COMMON            055482103       805     21600   SH           SOLE               17200      0     4400
BAKER HUGHES INC            COMMON            057224107       589      7200   SH           SOLE                5700      0     1500
BED BATH & BEYOND INC       COMMON            075896100       859     25900   SH           SOLE               20600      0     5300
CHICAGO BRIDGE & IRON CO    DEPOSITORY RECEI  167250109       763     31600   SH           SOLE               25200      0     6400
CITIGROUP INC               COMMON            172967101       719     14895   SH           SOLE               11929      0     2966
COPART INC                  COMMON            217204106       656     26700   SH           SOLE               21200      0     5500
DIAMOND OFFSHORE DRILLING   COMMON            25271C102       776      9250   SH           SOLE                7250      0     2000
ENSCO INTL INC              COMMON            26874Q100       736     16000   SH           SOLE               12600      0     3400
EDWARDS AG INC              COMMON            281760108       730     13200   SH           SOLE               10650      0     2550
GENERAL ELEC CO             COMMON            369604103       738     22400   SH           SOLE               17900      0     4500
HARLEY DAVIDSON INC         COMMON            412822108       801     14600   SH           SOLE               11500      0     3100
HILTON HOTELS CORP          COMMON            432848109       857     30300   SH           SOLE               24200      0     6100
INTEL CORP                  COMMON            458140100       670     35273   SH           SOLE               28073      0     7200
J P MORGAN CHASE & CO       COMMON            46625H100       899     21400   SH           SOLE               17100      0     4300
JOHNSON & JOHNSON           COMMON            478160104       708     11814   SH           SOLE                9434      0     2380
KINETIC CONCEPTS INC        COMMON            49460W208       653     14800   SH           SOLE               11800      0     3000
MSC INDL DIRECT INC         COMMON            553530106       747     15700   SH           SOLE               12500      0     3200
NORDSON CORP                COMMON            655663102       423      8600   SH           SOLE                6900      0     1700
PEABODY ENERGY CORP         COMMON            704549104       733     13150   SH           SOLE               10500      0     2650
PFIZER INC                  COMMON            717081103       710     30260   SH           SOLE               24110      0     6150
PRICE T ROWE GROUP INC      COMMON            74144T108       469     12400   SH           SOLE                9900      0     2500
SEI INVESTMENTS CO          COMMON            784117103       846     17300   SH           SOLE               13800      0     3500
SVB FINL GROUP              COMMON            78486Q101       532     11700   SH           SOLE                9300      0     2400
SPRINT NEXTEL CORP          COMMON            852061100       792     39600   SH           SOLE               31600      0     8000
STARWOOD HOTELS&RESORTS W   COMMON            85590A401       670     11100   SH           SOLE                8900      0     2200
SUPERIOR ENERGY SVCS INC    COMMON            868157108      1041     30700   SH           SOLE               24500      0     6200
UNIVERSAL COMPRESSION HLD   COMMON            913431102       749     11900   SH           SOLE                9500      0     2400
TRANSOCEAN INC              COMMON            G90078109       867     10800   SH           SOLE                8600      0     2200
UBS AG                      COMMON            H89231338       614      5600   SH           SOLE                5600      0        0

TOTAL VALUE (X$1000):                      21153
TOTAL SHARES PRN/AMT:                     535742

TOTAL SOLE SHARES/PRN AMT:                428046
TOTAL SHARED
  SHARES/PRN AMT:                              0
TOTAL NONE SHARES/PRN AMT:                107696
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